Financial Instruments - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Percentage change in interest rate on variable rate borrowings	0.10%
Standby letter of credit	$ 23,976,000	$ 22,000,000
LIBOR Advances
Disclosure of detailed information about financial instruments [line items]
Maximum amount available	60,000,000	60,000,000
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Senior secured revolving credit facility (the “Credit Facility”)	$ 31,023,000	$ 37,615,000
Canadian Dollars/USD Exchange Rate
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate to foreign currencies	17.00%	8.00%